Basis of Presentation (Details)	0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 02, 2013	Mar. 31, 2013 item	Dec. 31, 2012 item
Basis of Presentation
Number of wholesalers		3	3
Common stock distribution ratio	1
Abbott Laboratories
Basis of Presentation
Percentage of outstanding common stock distributed to Abbott Laboratories' shareholders	100.00%
Common stock distribution ratio	1